Accounts Receivable, net (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Allowance for doubtful accounts	$ 9,000	$ 40,000	$ 57,000